Distribution Date:	09/12/24	GS Mortgage Securities Corporation II
Determination Date:	09/06/24
Next Distribution Date:	10/11/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2014-GC20

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	KeyBank National Association
Additional Information	6		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	7		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Current Mortgage Loan and Property Stratification	9-13				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	15	Operating Advisor	BellOak, LLC
Principal Prepayment Detail	16		Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	17		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	18		Bank, N.A.
Collateral Stratification and Historical Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	21
		Controlling Class	Prophet Capital Asset Management LP
Modified Loan Detail	22	Representative
Historical Liquidated Loan Detail	23		-
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36252WAT5	1.343000%	62,817,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36252WAU2	3.002000%	41,454,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36252WAV0	3.680000%	176,814,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36252WAW8	3.721000%	185,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	36252WAX6	3.998000%	272,417,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-AB	36252WAY4	3.655000%	88,897,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36252WBB3	4.258000%	72,398,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	23.88%
B	36252WBC1	4.529000%	78,307,000.00	18,170,319.10	257,206.60	68,577.81	0.00	0.00	325,784.41	17,913,112.50	86.99%	17.25%
C	36252WBE7	5.127222%	50,235,000.00	50,235,000.00	0.00	214,638.32	0.00	0.00	214,638.32	50,235,000.00	50.51%	13.00%
D	36252WAE8	5.127222%	59,100,000.00	59,100,000.00	0.00	105,052.01	0.00	0.00	105,052.01	59,100,000.00	7.59%	8.00%
E	36252WAG3	4.627222%	29,550,000.00	10,446,694.91	0.00	0.00	0.00	0.00	0.00	10,446,694.91	0.00%	5.50%
F	36252WAJ7	3.674000%	16,252,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	4.13%
G	36252WAL2	3.674000%	11,820,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.13%
H	36252WAN8	3.674000%	36,938,362.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36252WAQ1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,181,999,363.00	137,952,014.01	257,206.60	388,268.14	0.00	0.00	645,474.74	137,694,807.41

X-A	36252WAZ1	5.127222%	899,797,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	36252WBA5	0.598222%	78,307,000.00	18,170,319.10	0.00	9,058.23	0.00	0.00	9,058.23	17,913,112.50
X-C	36252WAA6	0.500000%	29,550,000.00	10,446,694.91	0.00	4,352.79	0.00	0.00	4,352.79	10,446,694.91
X-D	36252WAC2	5.127222%	65,010,362.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,072,664,362.00	28,617,014.01	0.00	13,411.02	0.00	0.00	13,411.02	28,359,807.41

Deal Distribution Total					257,206.60	401,679.16	0.00	0.00	658,885.76

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36252WAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36252WAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36252WAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36252WAW8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	36252WAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-AB	36252WAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36252WBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	36252WBC1	232.03952520	3.28459269	0.87575581	0.00000000	0.00000000	0.00000000	0.00000000	4.16034850	228.75493251
C	36252WBE7	1,000.00000000	0.00000000	4.27268478	0.00000000	0.00000000	0.00000000	0.00000000	4.27268478	1,000.00000000
D	36252WAE8	1,000.00000000	0.00000000	1.77752978	2.49515499	15.77219645	0.00000000	0.00000000	1.77752978	1,000.00000000
E	36252WAG3	353.52605448	0.00000000	0.00000000	1.36320271	103.82749915	0.00000000	0.00000000	0.00000000	353.52605448
F	36252WAJ7	0.00000000	0.00000000	0.00000000	0.00000000	92.15884753	0.00000000	0.00000000	0.00000000	0.00000000
G	36252WAL2	0.00000000	0.00000000	0.00000000	0.00000000	116.69563113	0.00000000	0.00000000	0.00000000	0.00000000
H	36252WAN8	0.00000000	0.00000000	0.00000000	0.00000000	120.75979926	0.00000000	0.00000000	0.00000000	0.00000000
R	36252WAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36252WAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	36252WBA5	232.03952520	0.00000000	0.11567587	0.00000000	0.00000000	0.00000000	0.00000000	0.11567587	228.75493251
X-C	36252WAA6	353.52605448	0.00000000	0.14730254	0.00000000	0.00000000	0.00000000	0.00000000	0.14730254	353.52605448
X-D	36252WAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	08/01/24 - 08/30/24	30	0.00	9,058.23	0.00	9,058.23	0.00	0.00	0.00	9,058.23	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	08/01/24 - 08/30/24	30	0.00	68,577.81	0.00	68,577.81	0.00	0.00	0.00	68,577.81	0.00
C	08/01/24 - 08/30/24	30	0.00	214,638.32	0.00	214,638.32	0.00	0.00	0.00	214,638.32	0.00
X-C	08/01/24 - 08/30/24	30	0.00	4,352.79	0.00	4,352.79	0.00	0.00	0.00	4,352.79	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	08/01/24 - 08/30/24	30	781,334.76	252,515.67	0.00	252,515.67	147,463.66	0.00	0.00	105,052.01	932,136.81
E	08/01/24 - 08/30/24	30	3,016,189.47	40,282.64	0.00	40,282.64	40,282.64	0.00	0.00	0.00	3,068,102.60
F	N/A	N/A	1,493,193.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,497,765.59
G	N/A	N/A	1,375,132.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,379,342.36
H	N/A	N/A	4,447,053.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,460,669.18
Totals			11,112,904.10	589,425.46	0.00	589,425.46	187,746.30	0.00	0.00	401,679.16	11,338,016.54

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36252WBB3	N/A	72,398,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36252WBC1	4.529000%	78,307,000.00	18,170,319.10	257,206.60	68,577.81	0.00	0.00	325,784.41	17,913,112.50
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36252WBE7	5.127222%	50,235,000.00	50,235,000.00	0.00	214,638.32	0.00	0.00	214,638.32	50,235,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			200,940,000.03	68,405,319.10	257,206.60	283,216.13	0.00	0.00	540,422.73	68,148,112.50

Exchangeable Certificate Details
PEZ	36252WBD9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	658,885.76
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	591,461.06	Master Servicing Fee	898.57
Interest Reductions due to Nonrecoverability Determination	(144,096.40)	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	356.38
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	59.40
ARD Interest	0.00	Operating Advisor Fee	142.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,456.89
Total Interest Collected	447,364.66

Principal		Expenses/Reimbursements
Scheduled Principal	257,206.60	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	12,849.45
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	31,379.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	257,206.60	Total Expenses/Reimbursements	44,228.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	401,679.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	257,206.60
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	658,885.76
Total Funds Collected	704,571.26	Total Funds Distributed	704,571.25

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	137,952,014.01	137,952,014.01	Beginning Certificate Balance	137,952,014.01
(-) Scheduled Principal Collections	257,206.60	257,206.60	(-) Principal Distributions	257,206.60
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	137,694,807.41	137,694,807.41	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	141,074,057.99	141,074,057.99	Ending Certificate Balance	137,694,807.41
Ending Actual Collateral Balance	140,834,133.17	140,834,133.17

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	16,994,013.51	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	16,994,013.51	0.00	Net WAC Rate	5.13%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
3,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
3,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31-1.40	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 10,000,000	1	8,431,608.57	6.12%	(7)	5.0200	0.770000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61-1.70	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 25,000,000	1	21,151,882.41	15.36%	(5)	4.8870	0.410000	1.71-1.80	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 80,000,000	2	108,111,316.43	78.52%	(8)	4.9938	1.094596	1.91-2.20	0	0.00	0.00%	0	0.0000	0.000000
80,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.21 or greater	0	0.00	0.00%	0	0.0000	0.000000
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
Totals	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Ohio	2	82,940,966.02	60.24%	(9)	5.0020	1.201204
							Lodging	4	54,753,841.39	39.76%	(5)	4.9441	0.618655
Oklahoma	3	21,151,882.41	15.36%	(5)	4.8870	0.410000
							Mixed Use	1	74,509,357.45	54.11%	(9)	5.0000	1.250000
Texas	1	33,601,958.98	24.40%	(5)	4.9800	0.750000
							Retail	1	8,431,608.57	6.12%	(7)	5.0200	0.770000
Totals	6	137,694,807.41	100.00%	(7)	4.9790	0.969556
							Totals	6	137,694,807.41	100.00%	(7)	4.9790	0.969556

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	129,263,198.84	93.88%	(7)	4.9763	0.982572	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	1	8,431,608.57	6.12%	(7)	5.0200	0.770000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.501% to 5.750%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
	5.751% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
	Totals	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	4	137,694,807.41	100.00%	(7)	4.9790	0.969556	300 months or less	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	4	137,694,807.41	100.00%	(7)	4.9790	0.969556	Totals	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	2	95,661,239.86	69.47%	(8)	4.9750	1.064266			No outstanding loans in this group
	13 to 24 months	1	8,431,608.57	6.12%	(7)	5.0200	0.770000
	25 months or greater	1	33,601,958.98	24.40%	(5)	4.9800	0.750000
	Totals	4	137,694,807.41	100.00%	(7)	4.9790	0.969556
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10085524	1	MU	Beavercreek	OH	Actual/360	5.000%	321,500.13	161,639.33	0.00	N/A	12/01/23	--	74,670,996.78	74,509,357.45	09/01/24
6	10085528	1	LO	Houston	TX	Actual/360	4.980%	0.00	0.00	0.00	N/A	04/06/24	--	33,601,958.98	33,601,958.98	07/06/20
11	10085532	1	LO	Various	OK	Actual/360	4.887%	89,341.85	78,285.49	0.00	N/A	04/06/24	--	21,230,167.90	21,151,882.41	09/06/24
33	10085551	1	RT	Colerain Township	OH	Actual/360	5.020%	36,522.68	17,281.78	0.00	N/A	02/06/24	--	8,448,890.35	8,431,608.57	01/06/24
Totals								447,364.66	257,206.60	0.00				137,952,014.01	137,694,807.41
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	1	11,735,697.93	9,069,475.75	01/01/23	09/30/23	05/06/24	0.00	0.00	0.00	0.00	0.00	0.00
6	1	3,057,680.09	2,455,114.90	01/01/19	12/31/19	03/06/24	15,855,527.20	1,773,457.85	(714.70)	6,986,753.61	0.00	0.00
11	1	1,206,780.84	1,261,240.59	01/01/23	12/31/23	02/07/22	0.00	0.00	0.00	0.00	0.00	0.00
33	1	578,272.89	132,354.70	01/01/23	03/31/23	05/06/24	2,978,431.09	63,418.25	40,848.06	366,403.85	0.00	0.00
Totals		16,578,431.75	12,918,185.94				18,833,958.29	1,836,876.10	40,133.37	7,353,157.46	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	42,033,567.55	0	0.00	0	0.00	0	0.00	4.978986%	4.966726%	(7)
08/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	42,050,849.33	0	0.00	0	0.00	0	0.00	4.978963%	4.966699%	(6)
07/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	42,068,056.73	0	0.00	0	0.00	0	0.00	4.978941%	4.966672%	(5)
06/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	42,086,368.08	0	0.00	0	0.00	0	0.00	4.978919%	4.966645%	(4)
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	2	42,103,422.60	0	0.00	0	0.00	0	0.00	4.984667%	4.972329%	(3)
04/12/24	0	0.00	0	0.00	0	0.00	0	0.00	2	42,121,586.62	0	0.00	0	0.00	0	0.00	4.984648%	4.972305%	(2)
03/12/24	0	0.00	0	0.00	1	33,601,958.98	0	0.00	2	42,138,489.56	0	0.00	0	0.00	0	0.00	4.963997%	4.943517%	(1)
02/12/24	0	0.00	0	0.00	1	33,601,958.98	0	0.00	1	33,601,958.98	0	0.00	0	0.00	2	9,554,472.67	4.951022%	4.926198%	1
01/12/24	0	0.00	0	0.00	1	33,675,536.25	0	0.00	1	33,675,536.25	0	0.00	0	0.00	2	30,387,633.12	4.978400%	4.952117%	2
12/12/23	0	0.00	0	0.00	1	33,748,799.34	0	0.00	1	33,748,799.34	0	0.00	0	0.00	13	104,729,206.42	4.987115%	4.961238%	3
11/10/23	0	0.00	0	0.00	1	33,826,408.93	0	0.00	1	33,826,408.93	0	0.00	0	0.00	5	49,248,324.07	5.017878%	4.993223%	4
10/13/23	0	0.00	0	0.00	1	33,899,027.79	0	0.00	1	33,899,027.79	0	0.00	0	0.00	2	15,466,610.50	5.021808%	4.995486%	4
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	10085528	07/06/20	49	5	(714.70)	6,986,753.61	13,564,226.20	36,600,409.20	05/11/20	7			02/04/21
33	10085551	01/06/24	7	5	40,848.06	366,403.85	48,975.19	8,572,484.11	07/18/23	7			02/01/24
Totals					40,133.37	7,353,157.46	13,613,201.39	45,172,893.31
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		137,694,807	95,661,240	0		42,033,568
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	137,694,807	95,661,240	0	0	0	42,033,568
Aug-24	137,952,014	95,901,165	0	0	0	42,050,849
Jul-24	138,208,125	21,308,125	0	74,831,943	0	42,068,057
Jun-24	138,477,587	0	0	0	96,391,219	42,086,368
May-24	142,283,998	21,465,941	0	0	78,714,634	42,103,423
Apr-24	142,559,536	0	0	0	100,437,949	42,121,587
Mar-24	217,321,783	77,960,463	0	0	97,222,831	42,138,490
Feb-24	330,192,485	212,366,952	0	0	84,223,574	33,601,959
Jan-24	385,282,791	275,782,745	0	0	75,824,510	33,675,536
Dec-23	445,875,419	336,146,109	0	0	75,980,511	33,748,799
Nov-23	551,763,711	517,937,302	0	0	0	33,826,409
Oct-23	602,210,157	568,311,129	0	0	0	33,899,028
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	10085524	74,509,357.45	74,509,357.45	140,000,000.00	02/01/24	8,279,251.00	1.25000	09/30/23	12/01/23	234
6	10085528	33,601,958.98	36,600,409.20	48,900,000.00	01/11/24	1,948,850.90	0.75000	12/31/19	04/06/24	234
11	10085532	21,151,882.41	21,151,882.41	26,400,000.00	05/08/24	905,885.59	0.41000	12/31/23	04/06/24	174
33	10085551	8,431,608.57	8,572,484.11	6,525,000.00	03/01/24	124,403.70	0.77000	03/31/23	02/06/24	234
Totals		137,694,807.41	140,834,133.17	221,825,000.00		11,258,391.19

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	10085524	MU	OH	12/04/23	13
"	9/6/2024

Loan transferred on 12/4/23 for Maturity Default as Borrower failed to pay the Loan off at the Maturity of 12/1/23. Notice of Default was sent on 12/7/23. Collateral consists of a mixed-use property (Property) located in Beavercree k,

OH, which is 10 miles east of the Dayton CBD. The Property is comprised of 567K SF of retail, 143K SF of office, and 206 multifamily units as well as a ground lease to Von Maur (130K SF). Loan is in active Cash Management. Local counsel has been retain ed to file for foreclosure and/or receivership, if necessary. Foreclosure was filed on 5/10/24. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

"

6	10085528	LO	TX	05/11/20	7
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

11	10085532	LO	OK	03/21/24	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

33	10085551	RT	OH	07/18/23	7
"	9/6/2024

REO Title Date: 2/1/2024: The Collateral is a 106,015 SF retail property (power center) located at 9651-9661 Colerain Avenue in Colerain Township, Ohio. The subject property is a portion of a regional mall known as Northgate

Mall. The property is a former Dillard's department store which has been retrofit into a big box development, with four tenants - DSW Shoes, Marshalls, Michael's and Ultra Salon. The Dillard's department store was constructed in 1970, with the retrofit occurring in 2012-2013. As of 8/29/2024, it is approx. 53% occupied. Crossed with or is companion: N.A. Deferred Maintenance/Repair Issues: A portion of the roof is in bad shape, waiting on formal report. The old central HVAC system is also in bad shape; PM working on immediate repairs. Marketing: The property is not currently being marketed for sale.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
2	10085524	1 0.00	5.00000%	0.00	5.00000%	8	08/25/20	08/25/20	08/25/20
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/06/21	08/06/21	08/19/21
11	10085532	1 0.00	4.88700%	0.00	4.88700%	9	08/19/21	08/06/21	08/19/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
4	10085526 02/11/22	76,323,196.90	25,175,000.00	21,000,000.00	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	0.00	284,499.40	67,119,654.33	83.89%
5	10085527 12/11/20	46,820,305.96	64,500,000.00	681,714.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		123,143,502.86	89,675,000.00	21,681,714.36	11,676,187.50	20,595,230.67	8,919,043.17	67,404,153.73	0.00	284,499.40	67,119,654.33

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
4	10085526	04/13/23	0.00	0.00	67,119,654.33	0.00	0.00	87.00	0.00	0.00	67,119,654.33
		02/10/23	0.00	0.00	67,119,567.33	0.00	0.00	(7,464.41)	0.00	0.00
		01/12/23	0.00	0.00	67,127,031.74	0.00	0.00	146.40	0.00	0.00
		09/12/22	0.00	0.00	67,126,885.34	0.00	0.00	(203,668.27)	0.00	0.00
		07/12/22	0.00	0.00	67,330,553.61	0.00	0.00	70.08	0.00	0.00
		05/12/22	0.00	0.00	67,330,483.53	0.00	0.00	(73,670.20)	0.00	0.00
		02/11/22	0.00	0.00	67,404,153.73	0.00	0.00	67,404,153.73	0.00	0.00
5	10085527	12/28/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	67,119,654.33	0.00	0.00	67,119,654.33	0.00	0.00	67,119,654.33

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	16,075.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	7,233.76	0.00	0.00	0.00	0.00	144,096.40	0.00	0.00	0.00	0.00
11	0.00	0.00	4,570.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	3,500.00	0.00	0.00	12,849.45	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	31,379.15	0.00	0.00	12,849.45	0.00	144,096.40	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		188,325.00

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Supplemental Notes
KeyBank Holdback

March 2024 Master Servicer holdback in the amount of $14,143,163.51 was used to offset outstanding PPA balances. These are still due and outstanding by the loan but have been applied to stop accrual of IOA. April 2024 Master Servicer holdback in the amount of $1,850,652.89 is repaying additional PPAs and all outstanding IOA due to the Master Servicer in connection with PPAs.April 2024 Special Servicer holdback in the amount of $1,000,000.00 is being held to be used for various upcoming expenses.

© 2021 Computershare. All rights reserved. Confidential.	Page 26 of 26